Brumadinho dam failure - Framework Agreements (Details) R$ in Millions, $ in Millions					12 Months Ended
	Nov. 28, 2019	Jul. 15, 2019 BRL (R$)	Jul. 15, 2019 USD ($)	Feb. 20, 2019 km	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Changes in the provision of environmental and social agreements
Current liabilities						$ 13,845	$ 9,111
Non-current liabilities						38,875	34,247
Total liabilities						52,720	$ 43,358
Minimum
Changes in the provision of environmental and social agreements
Increase in provision related to dam failure					R$ 4,000	1,000
Maximum
Changes in the provision of environmental and social agreements
Increase in provision related to dam failure					R$ 8,000	2,000
Indemnification of affected residents
Changes in the provision of environmental and social agreements
Communities distance from Paraopeba river bed indemnified (in kilometer) | km				1
Period for monthly payments to missing employee's family				12 months
Age for medical benefit to dependents of missing employees		25 years	25 years
Collective moral damage indemnification payment		R$ 400	$ 104
Extension of emergency indemnification payments ratified for people affected by the dam rupture for certain period	10 months
Social and economic compensation
Changes in the provision of environmental and social agreements
Provision for litigations						2,735
Environmental remediation and compensation
Changes in the provision of environmental and social agreements
Provision for litigations						1,190
Social and economic compensation and environmental remediation and compensation
Changes in the provision of environmental and social agreements
Payments						(831)
Interest accretion						47
Translation adjustment						158
Total other provisions						2,983
Current liabilities						1,568
Non-current liabilities						1,415
Total liabilities						$ 2,983